Restructuring Charges - Charges Incurred Related to Shutdown (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended			27 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Restructuring and Related Cost [Abstract]
Restructuring charges	$ 22,000	$ 134,486	$ 1,378	$ 102,404	$ 103,782
Property and equipment impairment
Restructuring and Related Cost [Abstract]
Restructuring charges			0	66,521	66,521
Severance and benefit costs
Restructuring and Related Cost [Abstract]
Restructuring charges			688	19,373	20,061
Write-off of related spare parts and inventory
Restructuring and Related Cost [Abstract]
Restructuring charges			0	6,934	6,934
Trademark Impairment [Member]
Restructuring and Related Cost [Abstract]
Restructuring charges			0	3,693	3,693
Write-off of purchase obligations and commitments
Restructuring and Related Cost [Abstract]
Restructuring charges			(594)	2,420	1,826
Other miscellaneous costs
Restructuring and Related Cost [Abstract]
Restructuring charges			1,284	$ 3,463	4,747
Salary And Benefit [Member]
Restructuring and Related Cost [Abstract]
Restructuring charges		1,000	$ 500
Bucksport Mill Closure In 2014
Restructuring and Related Cost [Abstract]
Restructuring charges	9,000	134,486			144,000
Bucksport Mill Closure In 2014 | Property and equipment impairment
Restructuring and Related Cost [Abstract]
Restructuring charges	0	88,728			89,000
Bucksport Mill Closure In 2014 | Severance and benefit costs
Restructuring and Related Cost [Abstract]
Restructuring charges	0	26,812			27,000
Bucksport Mill Closure In 2014 | Write-off of related spare parts and inventory
Restructuring and Related Cost [Abstract]
Restructuring charges	0	13,876			14,000
Bucksport Mill Closure In 2014 | Write-off of purchase obligations and commitments
Restructuring and Related Cost [Abstract]
Restructuring charges	6,000	1,531			8,000
Bucksport Mill Closure In 2014 | Other miscellaneous costs
Restructuring and Related Cost [Abstract]
Restructuring charges	$ 3,000	$ 3,539			$ 6,000